United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2011

Date of Reporting Period:  Six months ended 06/30/2011

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2011

Ticker	FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,				Period Ended 12/31/2006[1]
		2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.78	$10.37	$8.76	$10.21	$10.33	$10.00
Income From Investment Operations:
Net investment income	0.28	0.57	0.59	0.58	0.62	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	0.41	1.61	(1.44)	(0.10)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.98	2.20	(0.86)	0.52	0.67
Less Distributions:
Distributions from net investment income	(0.28)	(0.57)	(0.59)	(0.58)	(0.62)	(0.33)
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.01)	(0.02)	(0.01)
TOTAL DISTRIBUTIONS	(0.28)	(0.57)	(0.59)	(0.59)	(0.64)	(0.34)
Net Asset Value, End of Period	$10.87	$10.78	$10.37	$8.76	$10.21	$10.33
Total Return[2]	3.47%	9.56%	25.84%	(8.75)%	5.22%	6.78%
Ratios to Average Net Assets:
Net expenses	0.00%[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%[3]
Net investment income	5.22%[3]	5.28%	6.01%	6.03%	6.09%	6.07%[3]
Expense waiver/reimbursement[5]	0.72%[3]	0.85%	1.68%	2.40%	4.89%[6]	6.04%[3,6]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,335	$46,004	$30,886	$12,525	$7,797	$5,165
Portfolio turnover	18%	31%	42%	89%	29%	20%
1	Reflects operations for the period from June 20, 2006 (start of performance) to December 31, 2006.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	See Note 5.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,034.70	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). Federated Investment Management Company has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.
Semi-Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)

At June 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.1%
Foreign Government Debt Securities	4.7%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities — Net[4]	2.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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3

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 93.1%
		Basic Industry - Chemicals – 3.2%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	16,250
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	675,779
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	269,116
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	122,617
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	90,634
160,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	171,591
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	113,250
		TOTAL	1,459,237
		Basic Industry - Metals & Mining – 7.3%
195,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	207,617
150,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	166,039
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	139,508
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	224,860
100,000		ArcelorMittal, 6.125%, 6/1/2018	107,205
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	593,917
310,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	308,235
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	82,199
125,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	148,540
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	147,245
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	132,762
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	236,911
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	205,532
100,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	97,781
350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	378,463
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	111,583
		TOTAL	3,288,397
		Basic Industry - Paper – 1.7%
100,000		International Paper Co., Bond, 7.30%, 11/15/2039	108,457
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	286,841
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	138,915
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	104,343
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	113,392
		TOTAL	751,948
		Capital Goods - Aerospace & Defense – 1.0%
150,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	164,250
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	193,375
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	89,933
		TOTAL	447,558
		Capital Goods - Building Materials – 0.8%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	103,562
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	31,013
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	219,246
		TOTAL	353,821
		Capital Goods - Diversified Manufacturing – 1.1%
30,000		Harsco Corp., 5.75%, 5/15/2018	33,339
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	118,156
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4

Principal Amount or Shares			Value
$200,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	199,954
50,000		Textron Financial Corp., 5.40%, 4/28/2013	53,002
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	118,320
		TOTAL	522,771
		Capital Goods - Environmental – 0.8%
200,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	217,765
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	125,869
		TOTAL	343,634
		Capital Goods - Packaging – 0.5%
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	217,390
		Communications - Media & Cable – 5.2%
225,000		Comcast Corp., 7.05%, 3/15/2033	259,023
315,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	351,524
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	116,283
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	54,949
120,000		Cox Communications, Inc., 7.125%, 10/1/2012	128,727
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	139,378
260,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	268,601
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	261,677
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	98,240
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	523,899
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	63,720
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	112,179
		TOTAL	2,378,200
		Communications - Media Noncable – 1.6%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	107,668
70,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	71,724
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	108,704
150,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	164,275
150,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	165,685
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	103,579
		TOTAL	721,635
		Communications - Telecom Wireless – 0.0%
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,154
		Communications - Telecom Wirelines – 3.6%
300,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	302,037
250,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	247,429
420,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	458,849
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	99,338
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	118,306
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	277,393
80,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	81,446
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	42,767
		TOTAL	1,627,565
		Consumer Cyclical - Automotive – 1.9%
50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	62,017
50,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	55,624
165,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	222,442
80,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	81,400
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
$170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	185,167
180,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	191,674
80,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	82,210
		TOTAL	880,534
		Consumer Cyclical - Entertainment – 2.7%
150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	158,391
150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	151,349
250,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	267,701
200,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	205,853
300,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	312,214
110,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	111,862
		TOTAL	1,207,370
		Consumer Cyclical - Lodging – 0.9%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	255,105
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	19,973
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	132,833
		TOTAL	407,911
		Consumer Cyclical - Retailers – 1.2%
260,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	267,869
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	76,500
130,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	127,400
60,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	60,362
		TOTAL	532,131
		Consumer Non-Cyclical - Food/Beverage – 1.2%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	92,049
70,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	71,471
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	334,374
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	61,397
		TOTAL	559,291
		Consumer Non-Cyclical - Health Care – 1.0%
125,000		Boston Scientific Corp., 4.50%, 1/15/2015	131,857
200,000		Boston Scientific Corp., 6.00%, 1/15/2020	216,743
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	39,545
50,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	51,683
10,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	9,993
		TOTAL	449,821
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
140,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	143,150
160,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	160,349
		TOTAL	303,499
		Consumer Non-Cyclical - Products – 0.2%
90,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	92,600
		Consumer Non-Cyclical - Supermarkets – 0.5%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	115,643
100,000		Kroger Co., Note, 6.80%, 12/15/2018	118,686
		TOTAL	234,329
		Consumer Non-Cyclical - Tobacco – 2.1%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	541,415
200,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	212,297
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
$200,000		Reynolds American, Inc., Company Guarantee, 7.25%, 6/15/2037	220,000
		TOTAL	973,712
		Energy - Independent – 3.7%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	137,529
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	52,815
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	866,011
190,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	199,528
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	263,056
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	94,150
50,045	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	53,424
		TOTAL	1,666,513
		Energy - Integrated – 2.8%
100,000		Hess Corp., 7.00%, 2/15/2014	113,854
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	118,579
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	94,228
480,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	514,615
400,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.50%, 6/15/2038	434,706
		TOTAL	1,275,982
		Energy - Oil Field Services – 1.3%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	35,594
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	126,707
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	93,880
300,000		Weatherford International Ltd., 7.00%, 3/15/2038	325,546
		TOTAL	581,727
		Energy - Refining – 1.6%
150,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	156,370
450,000		Valero Energy Corp., 9.375%, 3/15/2019	574,866
		TOTAL	731,236
		Financial Institution - Banking – 7.9%
100,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	104,407
200,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	201,364
200,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	212,718
30,000		Capital One Capital IV, 6.745%, 2/17/2037	30,638
170,000		Capital One Capital V, 10.25%, 8/15/2039	181,262
150,000		Capital One Capital VI, 8.875%, 5/15/2040	155,461
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	274,170
125,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	132,276
100,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	104,497
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	138,813
270,000		City National Corp., Note, 5.25%, 9/15/2020	275,335
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	312,196
100,000		Goldman Sachs Group, Inc., 6.00%, 6/15/2020	107,678
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	160,656
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	113,647
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	45,151
265,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	284,503
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	37,900
355,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	359,690
290,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	285,105
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
$50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	60,045
		TOTAL	3,577,512
		Financial Institution - Brokerage – 4.0%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	207,981
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	11,491
75,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	78,558
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	164,552
250,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	268,641
385,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	457,049
190,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	230,224
250,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	257,749
125,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	132,613
		TOTAL	1,808,858
		Financial Institution - Finance Noncaptive – 2.2%
300,000		Discover Bank, Sub., 8.70%, 11/18/2019	362,265
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	95,000
480,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	472,941
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	72,194
		TOTAL	1,002,400
		Financial Institution - Insurance - Health – 0.3%
100,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	119,473
		Financial Institution - Insurance - Life – 3.4%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	89,172
250,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	269,818
50,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	56,547
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	219,843
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	141,000
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	55,635
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	177,589
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	215,054
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	317,185
		TOTAL	1,541,843
		Financial Institution - Insurance - P&C – 2.4%
400,000		CNA Financial Corp., 6.50%, 8/15/2016	446,689
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	52,045
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	57,055
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	81,526
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	56,885
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	132,682
195,000		Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	243,420
		TOTAL	1,070,302
		Financial Institution - REITs – 4.1%
100,000		AMB Property LP, 6.30%, 6/1/2013	107,559
100,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	109,300
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	109,867
275,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	292,643
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	246,624
200,000		Liberty Property LP, 6.625%, 10/1/2017	229,510
70,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	79,769
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
$230,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	232,495
130,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	132,246
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	210,622
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	121,473
		TOTAL	1,872,108
		Technology – 1.8%
140,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	145,424
100,000		BMC Software, Inc., 7.25%, 6/1/2018	115,165
120,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	138,650
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	103,245
30,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	31,037
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	112,924
60,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	62,254
50,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	52,976
60,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	59,423
		TOTAL	821,098
		Transportation - Airlines – 0.9%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	79,772
320,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	343,037
		TOTAL	422,809
		Transportation - Railroads – 1.0%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	82,336
100,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	99,167
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	115,744
125,000		Union Pacific Corp., 4.875%, 1/15/2015	136,557
		TOTAL	433,804
		Transportation - Services – 1.5%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	115,493
200,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 7.00%, 10/15/2037	223,254
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	42,304
65,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	66,655
180,000		Ryder System, Inc., Sr. Unsecd. Note, 7.20%, 9/1/2015	210,099
45,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	45,274
		TOTAL	703,079
		Utility - Electric – 6.9%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	234,277
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	74,086
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	115,693
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	64,850
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	152,662
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	101,545
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	60,181
6,000		FirstEnergy Corp., 6.45%, 11/15/2011	6,113
250,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	268,347
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	452,492
64,914	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	73,415
160,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	176,239
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	276,549
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	50,244
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
$200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, 5.375%, 5/1/2021	207,442
130,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	132,466
200,000		PSEG Power LLC, Company Guarantee, 5.125%, 4/15/2020	210,935
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	36,037
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	85,018
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	244,144
100,000		Union Electric Co., 6.00%, 4/1/2018	112,112
		TOTAL	3,134,847
		Utility - Natural Gas Distributor – 1.2%
250,000		Atmos Energy Corp., 4.95%, 10/15/2014	273,604
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	26,334
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	43,160
120,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	126,649
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	87,061
		TOTAL	556,808
		Utility - Natural Gas Pipelines – 6.9%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	82,806
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	80,289
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	75,851
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	111,947
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	51,937
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	213,017
415,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	495,581
200,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	215,417
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	313,651
970,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	996,254
100,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	108,852
120,000		Williams Partners LP, 5.25%, 3/15/2020	126,478
260,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	249,878
		TOTAL	3,121,958
		TOTAL CORPORATE BONDS (IDENTIFIED COST $39,871,112)	42,200,865
		Governments/Agencies – 4.7%
		Sovereign – 4.7%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	644,700
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	234,400
500,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	551,000
190,000		Peru, Government of, 6.55%, 3/14/2037	211,850
206,000		United Mexican States, 6.75%, 9/27/2034	239,324
210,000		United Mexican States, Note, 5.625%, 1/15/2017	239,594
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,046,479)	2,120,868
		MUTUAL FUND – 0.3%
158,585	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	158,585
		TOTAL INVESTMENTS — 98.1% (IDENTIFIED COST $42,076,176)[5]	44,480,318
		OTHER ASSETS AND LIABILITIES - NET — 1.9%[6]	854,845
		TOTAL NET ASSETS — 100%	$45,335,163

Semi-Annual Shareholder Report

10

At June 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7] U.S. Treasury Notes 5-Year Short Futures	20	$2,383,906	September 2011	$(16,450)
[7] U.S. Treasury Notes 10-Year Short Futures	20	$2,446,563	September 2011	$(14,106)
UNREALIZED DEPPRECIATION ON FUTURES CONTRACTS				$(30,556)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $3,670,135, which represented 8.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $3,670,135, which represented 8.1% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$42,200,865	$ —	$42,200,865
Governments/Agencies	—	2,120,868	—	2,120,868
Mutual Fund	158,585	—	—	158,585
TOTAL SECURITIES	$158,585	$44,321,733	$ —	$44,480,318
OTHER FINANCIAL INSTRUMENTS*	$(30,556)	$ —	$ —	$(30,556)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $158,585 of investments in an affiliated holding (Note 5) (identified cost $42,076,176)		$44,480,318
Restricted cash (Note 2)		81,001
Income receivable		685,295
Receivable for investments sold		115,002
Receivable for shares sold		249,679
Receivable for daily variation margin		16,406
TOTAL ASSETS		45,627,701
Liabilities:
Payable for shares redeemed	$78,093
Income distribution payable	198,592
Payable for auditing fees	11,653
Accrued expenses	4,200
TOTAL LIABILITIES		292,538
Net assets for 4,168,890 shares outstanding		$45,335,163
Net Assets Consist of:
Paid-in capital		$42,906,086
Net unrealized appreciation of investments and futures contracts		2,373,586
Accumulated net realized gain on investments and futures contracts		52,127
Undistributed net investment income		3,364
TOTAL NET ASSETS		$45,335,163
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$45,335,163 ÷ 4,168,890 shares outstanding, no par value, unlimited shares authorized		$10.87

See Notes which are an integral part of the Financial Statements

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12

Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest			$1,212,408
Dividends received from an affiliated holding (Note 5)			892
TOTAL INCOME			1,213,300
Expenses:
Administrative fee (Note 5)		$74,384
Custodian fees		4,397
Transfer and dividend disbursing agent fees and expenses		8,597
Directors'/Trustees' fees		1,468
Auditing fees		11,678
Legal fees		3,269
Portfolio accounting fees		37,773
Share registration costs		13,604
Printing and postage		6,683
Insurance premiums		2,050
Miscellaneous		4,001
TOTAL EXPENSES		167,904
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(12,164)
Reimbursement of other operating expenses	(155,740)
TOTAL WAIVER AND REIMBURSEMENT		(167,904)
Net expenses			—
Net investment income			1,213,300
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			416,737
Net realized loss on futures contracts			(302,996)
Net change in unrealized appreciation of investments			268,761
Net change in unrealized depreciation of futures contracts			37,759
Net realized and unrealized gain on investments and futures contracts			420,261
Change in net assets resulting from operations			$1,633,561

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,213,300	$2,038,568
Net realized gain on investments and futures contracts	113,741	102,085
Net change in unrealized appreciation/depreciation of investments and futures contracts	306,520	1,036,114
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,633,561	3,176,767
Distributions to Shareholders:
Distributions from net investment income	(1,212,462)	(2,038,582)
Share Transactions:
Proceeds from sale of shares	8,170,122	21,869,222
Cost of shares redeemed	(9,259,593)	(7,890,348)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,089,471)	13,978,874
Change in net assets	(668,372)	15,117,059
Net Assets:
Beginning of period	46,003,535	30,886,476
End of period (including undistributed net investment income of $3,364 and $2,526, respectively)	$45,335,163	$46,003,535

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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15

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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16

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(30,556)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(302,996)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$37,759

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	751,732	2,011,820
Shares redeemed	(849,168)	(724,426)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(97,436)	1,287,394

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $42,076,176. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,404,142. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,585,154 and net unrealized depreciation from investments for those securities having an excess of cost over value of $181,012.

At December 31, 2010, the Fund had a capital loss carryforward of $49,951 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2011, the Adviser reimbursed $155,740 of other operating expenses.

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17

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2011, FAS waived $12,164 of its fee. The net fee paid to FAS was 0.268% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the six months ended June 30, 2011, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2010	937,657
Purchases/Additions	8,681,013
Sales/Reductions	9,460,085
Balance of Shares Held 6/30/2011	158,585
Value	$158,585
Dividend Income	$892

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$8,661,675
Sales	$8,273,744

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report
18

Evaluation and Approval of Advisory Contract – May 2011

Federated corporate bond strategy portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report

19

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report
20

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report
21

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
22

Federated Corporate Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421P100

35282 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2011

Ticker	FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,		Period Ended 12/31/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$13.79	$14.18	$10.41	$10.00
Income From Investment Operations:
Net investment income	0.62	1.40	1.27	0.03
Net realized and unrealized gain on investments	0.02	0.62	3.92	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.64	2.02	5.19	0.44
Less Distributions:
Distributions from net investment income	(0.62)	(1.40)	(1.27)	(0.03)
Distributions from net realized gain on investments	(0.06)	(1.01)	(0.15)	—
TOTAL DISTRIBUTIONS	(0.68)	(2.41)	(1.42)	(0.03)
Net Asset Value, End of Period	$13.75	$13.79	$14.18	$10.41
Total Return[2]	4.64%	15.07%	52.35%	4.38%
Ratios to Average Net Assets:
Net expenses	0.00%[3,4]	0.00%	0.00%	0.00%[3]
Net investment income	8.93%[3]	9.68%	9.42%	16.78%[3]
Expense waiver/reimbursement[5]	2.77%[3]	2.92%	7.69%	932.30%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,141	$9,720	$9,156	$435
Portfolio turnover	21%	125%	40%	0%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to December 31, 2008.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	See Note 5.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,046.40	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). Federated Investment Management Company has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At June 30 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Technology	10.7%
Health Care	9.3%
Media — Non-cable	7.4%
Energy	6.4%
Financial Institutions	6.0%
Automotive	5.5%
Retailers	4.7%
Gaming	4.5%
Consumer Products	4.4%
Industrial — Other	4.0%
Food & Beverage	3.8%
Packaging	3.4%
Chemicals	3.3%
Wireless Communications	3.3%
Utility — Natural Gas	2.7%
Other[3]	15.3%
Cash Equivalents[4]	1.0%
Other Assets and Liabilities — Net[5]	4.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

June 30, 2011 (unaudited)

Shares			Value
		MUTUAL FUND – 96.5%
1,638,949	[1]	High Yield Bond Portfolio	10,751,503
		TOTAL INVESTMENTS — 96.5% (IDENTIFIED COST $10,707,136)[2]	10,751,503
		OTHER ASSETS AND LIABILITIES - NET — 3.5%[3]	389,641
		TOTAL NET ASSETS — 100%	$11,141,144
1	Affiliated holding.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated partnership offered only to registered investment companies and other accredited investors.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in an affiliated holding (Note 5) (identified cost $10,707,136)		$10,751,503
Cash		73,061
Receivable for shares sold		425,648
TOTAL ASSETS		11,250,212
Liabilities:
Income distribution payable	$85,841
Payable for Directors'/Trustees' fees	722
Payable for auditing fees	11,649
Payable for legal fees	2,808
Payable for portfolio accounting fees	3,256
Accrued expenses	4,792
TOTAL LIABILITIES		109,068
Net assets for 810,069 shares outstanding		$11,141,144
Net Assets Consist of:
Paid-in capital		$11,010,954
Net unrealized appreciation of investments		44,367
Accumulated net realized gain on investments		85,823
TOTAL NET ASSETS		$11,141,144
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,141,144 ÷ 810,069 shares outstanding, no par value, unlimited shares authorized		$13.75

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Dividends received from an affiliated holding (Note 5)			$461,647
Expenses:
Administrative fee (Note 5)		$74,384
Custodian fees		1,790
Transfer and dividend disbursing agent fees and expenses		7,522
Directors'/Trustees' fees		1,315
Auditing fees		11,674
Legal fees		3,335
Portfolio accounting fees		20,814
Share registration costs		11,250
Printing and postage		7,729
Insurance premiums		2,031
Miscellaneous		1,258
TOTAL EXPENSES		143,102
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(12,345)
Reimbursement of other operating expenses	(130,757)
TOTAL WAIVER AND REIMBURSEMENT		(143,102)
Net expenses			—
Net investment income			461,647
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on sales of investments in an affiliated holding (Note 5)			85,829
Net change in unrealized appreciation of investments			(74,116)
Net realized and unrealized gain on investments			11,713
Change in net assets resulting from operations			$473,360

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$461,647	$960,322
Net realized gain on investments	85,829	590,631
Net change in unrealized appreciation/depreciation of investments	(74,116)	(395,827)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	473,360	1,155,126
Distributions to Shareholders:
Distributions from net investment income	(461,647)	(960,322)
Distributions from net realized gain on investments	(43,735)	(646,491)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(505,382)	(1,606,813)
Share Transactions:
Proceeds from sale of shares	2,967,393	10,384,450
Cost of shares redeemed	(1,514,637)	(9,368,423)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,452,756	1,016,027
Change in net assets	1,420,734	564,340
Net Assets:
Beginning of period	9,720,410	9,156,070
End of period	$11,141,144	$9,720,410

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated High Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	214,080	718,652
Shares redeemed	(108,906)	(659,617)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	105,174	59,035

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $10,707,136. The net unrealized appreciation of investments for federal tax purposes was $44,367. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,367.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2011, the Adviser reimbursed $130,757 of other operating expenses.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2011, FAS waived $12,345 of its fee. The net fee paid to FAS was 1.200% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the six months ended June 30, 2011, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2011, were as follows:

High Yield Bond Portfolio
Balance of Shares Held 12/31/2010	1,509,761
Purchases/Additions	459,084
Sales/Reductions	329,896
Balance of Shares Held 6/30/2011	1,638,949
Value	$10,751,503
Dividend Income	$461,647

The Fund invests in HYCORE, a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Investors, Inc. receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of HYCORE. The financial statements of HYCORE are included within this Report to illustrate the security holding, financial condition, results of operations and changes in net assets of the portfolio in which the Fund invested 96.5% of its net assets at June 30, 2011. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$3,061,302
Sales	$2,182,000

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Financial Highlights – High Yield Bond Portfolio

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$6.55	$6.27	$4.57	$6.61	$6.88	$6.71
Income From Investment Operations:
Net investment income	0.29	0.61	0.57	0.58	0.58	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	0.29	1.69	(2.04)	(0.28)	0.17
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.90	2.26	(1.46)	0.30	0.75
Less Distributions:
Distributions from net investment income	(0.29)	(0.62)	(0.56)	(0.58)	(0.57)	(0.58)
Net Asset Value, End of Period	$6.56	$6.55	$6.27	$4.57	$6.61	$6.88
Total Return[1]	4.67%	15.06%	51.79%	(23.53)%	4.48%	11.67%
Ratios to Average Net Assets:
Net expenses	0.00%[2]	0.00%	0.00%	0.03%	0.03%	0.03%
Net investment income	8.70%[2]	9.41%	11.01%	10.02%	8.20%	8.45%
Expense waiver/reimbursement[3]	0.10%[2]	0.10%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,955,523	$1,995,842	$1,609,205	$887,322	$843,319	$823,555
Portfolio turnover	20%	37%	20%	16%	35%	33%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) – High Yield Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,046.70	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) – High Yield Bond Portfolio

At June 30, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	10.9%
Health Care	9.7%
Media — Non-Cable	7.7%
Energy	6.6%
Financial Institutions	6.2%
Automotive	5.7%
Retailers	4.8%
Gaming	4.6%
Consumer Products	4.6%
Industrial — Other	4.2%
Food & Beverage	3.9%
Packaging	3.5%
Chemicals	3.4%
Wireless Communications	3.4%
Utility — Natural Gas	2.8%
Other[2]	16.1%
Cash Equivalents[3]	1.1%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments – High Yield Bond Portfolio

June 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.7%
		Aerospace/Defense – 1.6%
$3,950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	4,048,750
5,525,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	5,746,000
3,200,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	3,376,000
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	2,047,500
2,013,614	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	2,204,907
2,500,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	2,725,000
11,600,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 12/15/2018	12,238,000
		TOTAL	32,386,157
		Automotive – 5.5%
2,325,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	2,371,500
2,600,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	2,912,000
1,425,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	1,392,937
630,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	689,850
3,700,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	4,171,750
3,650,000	[1,2]	Chrysler Group LLC, Bond, Series 144A, 8.00%, 6/15/2019	3,604,375
7,300,000	[1,2]	Chrysler Group LLC, Bond, Series 144A, 8.25%, 6/15/2021	7,190,500
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,187,000
700,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	696,500
750,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	743,438
5,725,000	[1,2]	Exide Technologies, Sr. Secd. Note, Series 144A, 8.625%, 2/1/2018	5,982,625
2,700,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.033%, 1/13/2012	2,706,831
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,492,512
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,139,711
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,880,788
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	5,957,213
10,200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	11,489,627
4,675,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	5,430,036
6,575,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	6,755,812
700,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	707,000
725,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	734,063
1,675,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	1,809,000
800,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	866,000
1,775,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,908,125
4,600,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	4,979,500
2,825,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	2,916,812
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,411,250
4,400,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,499,000
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	447,313
3,175,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,436,937
6,000,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	6,210,000
		TOTAL	107,720,005
		Building Materials – 1.8%
700,000	[1,2]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	676,375
3,900,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	3,900,000
1,000,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,007,500
2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	2,247,187
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,925,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,958,688
3,925,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	3,920,094
1,775,000	[1,2]	Norcraft Cos. L.P., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 12/15/2015	1,810,500
7,375,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	7,522,500
3,075,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	3,090,375
5,925,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	5,510,250
4,375,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, Series 144A, 8.25%, 2/15/2018	4,167,187
		TOTAL	35,810,656
		Chemicals – 3.4%
1,150,000		Celanese US Holdings LLC, Company Guarantee, 6.625%, 10/15/2018	1,219,000
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,310,625
1,650,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,720,125
7,825,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,177,125
2,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,343,250
6,900,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,822,375
3,900,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	4,260,750
3,300,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,613,500
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,734,875
4,925,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	5,048,125
550,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	603,625
5,775,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	5,948,250
2,775,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	2,681,344
2,493,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,614,534
6,900,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,521,000
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,478,125
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,054,500
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,261,563
1,925,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	1,997,187
		TOTAL	67,409,878
		Construction Machinery – 1.0%
1,975,000	[1,2]	Case New Holland, Sr. Note, Series 144A, 7.875%, 12/1/2017	2,182,375
2,373,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	2,444,190
3,625,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	3,987,500
1,575,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,764,000
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,000,000
7,800,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	7,936,500
		TOTAL	19,314,565
		Consumer Products – 4.6%
3,825,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	3,968,437
6,063,028		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	7,518,155
3,075,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	3,620,813
5,250,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	5,814,375
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,767,500
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,125,500
3,127,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	3,408,430
3,900,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	4,104,750
1,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	1,385,684
2,129,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,373,835
10,225,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	10,301,687
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$8,575,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	9,046,625
9,420,770		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	10,457,055
2,025,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, Series 144A, 9.50%, 6/15/2018	2,227,500
13,725,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	14,274,000
		TOTAL	89,394,346
		Energy – 6.6%
7,325,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	7,471,500
1,075,000	[1,2]	Basic Energy Services, Inc., Bond, Series 144A, 7.75%, 2/15/2019	1,083,063
6,675,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	6,708,375
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	1,083,063
1,225,000	[1,2]	Brigham Exploration Co., Sr. Note, Series 144A, 6.875%, 6/1/2019	1,221,938
6,275,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	5,694,562
6,700,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	7,638,000
975,000		Chaparral Energy Inc., Company Guarantee, 8.875%, 2/1/2017	1,014,000
6,050,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	6,564,250
1,300,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,379,625
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,615,625
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,463,312
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,920,625
2,375,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	2,303,750
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,028,875
4,100,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	4,305,000
4,850,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	4,892,437
3,825,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	3,968,437
2,175,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,153,250
1,625,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	1,629,063
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,459,250
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,345,490
5,475,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, Series 144A, 9.00%, 6/15/2019	5,420,250
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	4,993,875
4,725,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	5,150,250
3,875,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	4,049,375
1,900,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	1,942,750
5,925,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,221,250
8,400,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	8,662,500
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,242,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,110,000
2,825,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,941,531
1,775,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	1,761,688
5,450,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	5,531,750
		TOTAL	128,970,709
		Entertainment – 1.7%
7,850,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	8,419,125
7,075,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,782,500
800,000	[1,2]	Cinemark USA, Inc., Sr. Sub. Note, Series 144A, 7.375%, 6/15/2021	800,000
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
4,525,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	4,773,875
3,375,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	4,033,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$6,975,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	7,794,563
		TOTAL	33,603,188
		Financial Institutions – 6.0%
5,550,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	5,669,325
3,800,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	3,990,000
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,778,563
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	3,780,750
12,275,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	13,748,000
3,375,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	3,363,231
2,150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,252,125
40,100,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	40,100,000
1,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,206,984
1,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	1,198,077
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,190,750
4,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,676,250
16,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	17,677,031
1,025,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	1,132,625
14,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	14,513,438
		TOTAL	117,277,149
		Food & Beverage – 3.9%
5,500,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	5,623,750
9,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	9,576,406
3,800,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	4,018,500
2,900,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	2,943,500
925,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	1,003,625
9,675,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	9,626,625
6,250,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	6,671,875
10,950,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	11,771,250
7,450,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	7,766,625
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	5,034,875
4,575,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,769,438
7,650,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	7,458,750
		TOTAL	76,265,219
		Gaming – 4.6%
5,106,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	5,361,300
3,725,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, Series 144A, 7.50%, 4/15/2021	3,860,031
8,700,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	8,939,250
9,900,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	10,976,625
8,400,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	8,568,000
14,200,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	13,561,000
525,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	598,500
1,050,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	1,204,875
1,000,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	1,100,000
700,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	789,250
5,925,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	6,502,688
3,000,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	3,165,000
700,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	738,500
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	4,161,375
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,311,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	4,079,500
5,150,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,066,570
3,075,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	3,198,000
5,100,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	5,278,500
1,800,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	1,968,750
		TOTAL	90,428,714
		Health Care – 9.7%
6,725,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	7,036,031
4,750,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	4,940,000
6,250,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,656,250
15,200,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	16,910,000
7,850,000	[1,2]	CDRT Merger Sub Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2019	7,869,625
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,674,875
3,125,000	[1,2]	DJO Finance LLC, Sr. Note, Series 144A, 7.75%, 4/15/2018	3,125,000
1,825,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, Series 144A, 9.75%, 10/15/2017	1,861,500
1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2015	2,045,250
3,900,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	4,085,250
2,900,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	3,023,250
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,661,750
26,990,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	28,778,088
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	11,222,281
5,525,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	5,469,750
5,575,000	[1,2]	Inventiv Health Inc., Series 144A, 10.00%, 8/15/2018	5,296,250
9,950,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	10,621,625
7,550,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	7,767,063
1,300,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,386,125
1,450,000	[1,2]	STHI Holding Corp., Series 144A, 8.00%, 3/15/2018	1,479,000
8,700,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	9,135,000
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.778%, 6/1/2015	1,712,875
7,525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	7,788,375
1,150,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	1,190,250
12,813,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	13,454,601
10,350,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	10,738,125
3,275,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,385,567
3,475,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,591,781
		TOTAL	188,905,537
		Industrial - Other – 4.2%
4,350,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	4,698,000
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,083,625
1,925,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	2,030,875
1,000,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,117,500
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	5,021,250
5,700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	5,899,500
2,550,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., Series 144A, 6.50%, 5/1/2021	2,639,250
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,680,562
2,950,000	[1,2]	Griffon Corp., Company Guarantee, Series 144A, 7.125%, 4/1/2018	2,975,813
4,675,000	[1,2]	International Wire Group Holdings, Inc. , Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,955,500
8,225,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	8,111,906
6,025,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	6,055,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,000,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	4,350,000
4,275,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,039,875
7,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,747,125
3,850,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	4,273,500
4,750,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	5,147,812
1,425,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144-A, 10.875%, 6/1/2018	1,544,344
920,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	991,300
		TOTAL	81,362,862
		Lodging – 0.3%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	4,351,750
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	153,750
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,193,125
		TOTAL	5,698,625
		Media - Cable – 1.4%
1,325,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	1,384,625
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,165,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,402,844
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	868,000
3,400,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,519,000
1,050,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	1,084,125
3,500,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, Series 144A, 10.50%, 7/15/2019	3,622,500
2,725,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	3,004,312
6,900,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	7,831,500
		TOTAL	26,881,906
		Media - Non-Cable – 7.7%
1,850,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	1,937,875
1,125,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	1,200,938
8,950,000	[1,2]	Clear Channel Communications, Inc., Gtd. Note, Series 144A, 9.00%, 3/1/2021	8,614,375
8,525,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	9,334,875
725,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	792,063
4,750,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	4,607,500
4,075,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	4,238,000
6,875,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	7,631,250
7,325,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	7,251,750
5,200,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	68,250
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,631,250
3,500,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	3,482,500
2,350,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	2,341,187
17,475,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	18,567,187
3,900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	4,104,750
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,798,125
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,506,062
7,775,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	8,756,594
1,200,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	1,339,500
6,775,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, Series 144A, 11.375%, 11/15/2014	5,860,375
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,263,625
4,701,808		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	4,678,299
1,550,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,639,125
2,918,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	3,421,355
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,475,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	2,611,125
4,750,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	4,892,500
8,325,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	9,240,750
4,450,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	4,928,375
9,325,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	9,604,750
4,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,751,250
		TOTAL	150,095,560
		Metals & Mining – 0.2%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
4,325,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	4,227,687
		TOTAL	4,227,870
		Packaging – 3.5%
3,725,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	3,939,187
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	4,057,469
2,425,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,418,938
2,700,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	2,959,875
6,863,255	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.12%, 11/1/2015	6,897,571
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,222,844
1,575,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	1,598,625
5,150,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	5,768,000
4,650,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	5,196,375
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,177,250
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,447,563
6,150,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,273,000
4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	4,443,750
4,825,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	4,788,812
1,850,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,845,375
8,325,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	8,720,437
1,200,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	1,128,000
		TOTAL	67,883,071
		Paper – 0.9%
3,525,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	3,851,062
1,450,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,517,063
750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	772,500
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,126,250
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	935,000
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,917,000
1,925,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	1,944,250
5,725,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	6,211,625
		TOTAL	18,274,750
		Restaurants – 1.7%
9,740,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	10,616,600
7,551,000	[1,2]	Dunkin' Finance Corp., Sr. Note, Series 144A, 9.625%, 12/1/2018	7,654,751
8,475,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	8,644,500
6,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.747%, 3/15/2014	6,227,500
		TOTAL	33,143,351
		Retailers – 4.8%
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,906,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$8,000,000	[1,2]	Gymboree Corp., Sr. Note, Series 144A, 9.125%, 12/1/2018	7,560,000
1,575,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,543,500
7,800,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	7,897,500
5,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	6,812,750
2,325,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	2,504,667
1,125,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	1,273,362
9,775,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	10,434,812
2,325,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,452,875
4,725,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	5,032,125
9,950,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	10,671,375
1,875,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	1,940,625
10,100,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	10,680,750
7,025,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	7,850,437
9,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	9,301,875
4,800,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	4,836,000
		TOTAL	94,698,653
		Services – 1.7%
1,121,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	1,283,545
7,425,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	7,889,062
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,549,438
2,850,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	3,234,750
9,300,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	9,904,500
5,800,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	5,640,500
775,000	[1,2]	West Corp., Sr. Unsecd. Note, Series 144A, 8.625%, 10/1/2018	786,625
		TOTAL	33,288,420
		Technology – 10.9%
5,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	6,063,750
7,950,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	8,029,500
7,675,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	8,289,000
12,975,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	12,780,375
1,700,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,840,250
1,675,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	1,683,375
7,600,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	7,866,000
8,675,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	9,173,812
5,500,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	5,390,000
7,225,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	6,999,219
1,950,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	2,079,188
5,050,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	5,384,563
6,950,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	7,888,250
6,625,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	7,171,562
2,200,000	[1,2]	Freescale Semiconductor, Inc., Sr. Unsecd. Note, Series 144A, 8.05%, 2/1/2020	2,222,000
8,025,000		GXS Worldwide Inc., Sr. Secd. Note, 9.75%, 6/15/2015	8,165,437
7,350,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	7,460,250
5,700,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	6,227,250
5,800,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	6,438,000
4,475,000	[1,2]	Lawson Software Inc., 11.50%, 7/1/2019	4,123,399
6,800,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	6,664,000
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	7,232,500
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,809,332
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$8,050,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	7,406,000
1,934,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,996,855
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,743,000
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,820,875
1,875,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2020	1,870,313
1,550,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	1,557,750
3,650,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	3,686,500
6,550,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	6,681,000
5,875,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	6,286,250
5,425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	5,899,688
1,250,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	1,256,250
10,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	10,608,437
7,550,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	7,889,750
1,925,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	2,122,313
		TOTAL	212,805,993
		Transportation – 1.0%
5,850,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	5,952,375
5,600,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	6,006,000
4,100,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 6.75%, 4/15/2019	4,079,500
474,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	488,220
1,500,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 10/15/2018	1,552,500
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,396,500
		TOTAL	19,475,095
		Utility - Electric – 2.4%
9,875,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	10,121,875
5,175,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	3,790,687
4,375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	3,959,375
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	978,000
1,186,593	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	1,157,716
1,025,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	1,022,437
1,775,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	1,775,000
10,200,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	10,238,250
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	5,248,150
7,425,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	4,529,250
3,550,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	3,505,625
		TOTAL	46,326,365
		Utility - Natural Gas – 2.8%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,735,125
9,150,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	9,790,500
8,150,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	8,679,750
1,900,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	1,805,000
5,500,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,527,500
1,365,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	1,460,550
7,125,000	[1,2]	Inergy LP, Sr. Note, Series 144A, 6.875%, 8/1/2021	7,133,906
5,575,000		Niska Gas Storage US, LLC, Company Guarantee, Series WI, 8.875%, 3/15/2018	5,881,625
1,125,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,260,000
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,446,000
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,004,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$825,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	866,250
		TOTAL	54,590,956
		Wireless Communications – 3.4%
1,175,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,321,875
4,350,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	5,056,875
3,125,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,257,813
8,225,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	8,451,187
2,540,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2,609,850
5,800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,756,500
4,700,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	4,999,625
10,050,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	10,100,250
20,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	21,502,125
4,275,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	4,291,031
		TOTAL	67,347,131
		Wireline Communications – 0.4%
1,075,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	1,083,063
725,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	776,656
4,900,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	5,218,500
		TOTAL	7,078,219
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,807,117,760)	1,910,664,950
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
48,970	[3]	General Motors Co.	1,486,729
12,700,000	[1,3]	General Motors Co. Escrow Shares	381,000
		TOTAL	1,867,729
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,299,458)	1,867,729
		PREFERRED STOCKS – 0.2%
		Financial Institutions – 0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,990)	4,041,463
		WARRANTS – 0.1%
		Automotive – 0.1%
44,518	[3]	General Motors Co., Warrants	952,685
44,518	[3]	General Motors Co., Warrants	709,172
		TOTAL WARRANTS (IDENTIFIED COST $5,239,914)	1,661,857
		MUTUAL FUND – 1.1%
21,040,007	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	21,040,007
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $1,841,050,129)[8]	1,939,276,006
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[9]	16,246,936
		TOTAL NET ASSETS — 100%	$1,955,522,942

Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $746,889,162, which represented 38.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $725,810,562, which represented 37.1% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,829,760,555.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,910,664,767	$183	$1,910,664,950
Equity Securities:
Common Stock
Domestic	1,486,729	381,000	0	1,867,729
International	—	—	0	0
Preferred Stock
Domestic	—	4,041,463	—	4,041,463
Warrants	1,661,857	—	—	1,661,857
Mutual Fund	21,040,007	—	—	21,040,007
TOTAL SECURITIES	$24,188,593	$1,915,087,230	$183	$1,939,276,006

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Equity — Domestic Securities	Investments in Equity — International Securities
Balance as of January 1, 2011	$0	$0	$1,360
Change in unrealized appreciation/depreciation	(13,747)	—	(1,360)
(Sales)	(118)	—	—
Transfers into Level 3	14,048[1]	—	—
Balance as of June 30, 2011	$183	$0	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at June 30, 2011	$(13,747)	$ —	$(1,360)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities – High Yield Bond Portfolio

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $21,040,007 of investment in an affiliated holding (Note 5) (identified cost $1,841,050,129)		$1,939,276,006
Income receivable		36,183,192
Receivable for investments sold		9,551,187
TOTAL ASSETS		1,985,010,385
Liabilities:
Payable for investments purchased	$14,457,778
Bank overdraft	133
Income distribution payable	15,007,755
Payable for Directors'/Trustees' fees	1,160
Accrued expenses	20,617
TOTAL LIABILITIES		29,487,443
Net assets for 298,245,456 shares outstanding		$1,955,522,942
Net Assets Consist of:
Paid-in capital		$1,884,836,384
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		98,225,876
Accumulated net realized loss on investments, swap contracts and foreign currency transactions		(25,699,854)
Distributions in excess of net investment income		(1,839,464)
TOTAL NET ASSETS		$1,955,522,942
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,955,522,942 ÷ 298,245,456 shares outstanding, no par value, unlimited shares authorized		$6.56

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations – High Yield Bond Portfolio

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest			$85,393,969
Dividends (including $18,457 received from affiliated holding (Note 5))			179,296
TOTAL INCOME			85,573,265
Expenses:
Administrative fee (Note 5)		$768,361
Custodian fees		35,971
Transfer and dividend disbursing agent fees and expenses		7,570
Directors'/Trustees' fees		7,647
Auditing fees		13,698
Legal fees		3,461
Portfolio accounting fees		101,293
Printing and postage		5,683
Insurance premiums		4,376
Miscellaneous		2,940
TOTAL EXPENSES		951,000
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(768,361)
Reimbursement of other operating expenses	(182,639)
TOTAL WAIVER AND REIMBURSEMENT		(951,000)
Net expenses			—
Net investment income			85,573,265
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments			40,337,119
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(34,476,174)
Net realized and unrealized gain on investments and foreign currency transactions			5,860,945
Change in net assets resulting from operations			$91,434,210

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets – High Yield Bond Portfolio

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$85,573,265	$174,413,460
Net realized gain on investments	40,337,119	1,175,272
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(34,476,174)	81,088,327
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	91,434,210	256,677,059
Distributions to Shareholders:
Distributions from net investment income	(87,733,291)	(180,820,404)
Share Transactions:
Proceeds from sale of shares	135,740,726	536,950,223
Net asset value of shares issued to shareholders in payment of distributions declared	4,639,587	12,820,982
Cost of shares redeemed	(184,400,066)	(238,991,030)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,019,753)	310,780,175
Change in net assets	(40,318,834)	386,636,830
Net Assets:
Beginning of period	1,995,841,776	1,609,204,946
End of period (including undistributed (distributions in excess of) net investment income of $(1,839,464) and $320,562, respectively)	$1,955,522,942	$1,995,841,776

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements – High Yield Bond Portfolio

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

The Fund's portfolio consists primarily of lower-rated, corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains or Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Semi-Annual Shareholder Report transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$1,175,000	$1,321,875
Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3/06/2009 – 7/20/2009	$4,152,725	$5,056,875
Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	2/22/2007 – 7/15/2009	$6,099,156	$8,451,187
Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2/22/2007 – 5/2/2008	$2,448,161	$2,609,850
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009 – 12/2/2009	$3,074,344	$3,257,813
General Motors Co. Escrow Shares	4/21/2011	$0	$381,000
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$0
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	20,428,284	83,555,328
Shares issued to shareholders in payment of distributions declared	698,853	2,000,660
Shares redeemed	(27,680,449)	(37,295,950)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(6,553,312)	48,260,038

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $1,829,760,555. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $109,515,451. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $135,971,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,456,359.

At December 31, 2010, the Fund had a capital loss carryforward of $66,223,650 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$45,645,596
2016	$1,695,355
2017	$18,882,699

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federate Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2011, the Adviser voluntarily reimbursed $182,639 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2011, FAS waived its entire fee of $768,361.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2010	22,314,015
Purchases/Additions	280,840,173
Sales/Reductions	282,114,181
Balance of Shares Held 6/30/2011	21,040,007
Value	$21,040,007
Dividend Income	$18,457

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$388,955,930
Sales	$425,783,908

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated high-yield strategy portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated High-Yield Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421P209

40940 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2011

Ticker	FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,			Period Ended 12/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$10.17	$10.16	$10.00	$10.05	$10.00
Income From Investment Operations:
Net investment income	0.21	0.49	0.53	0.55	0.02
Net realized and unrealized gain (loss) on investments	0.06	0.02	0.18	(0.05)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.51	0.71	0.50	0.07
Less Distributions:
Distributions from net investment income	(0.21)	(0.49)	(0.53)	(0.55)	(0.02)
Distributions from net realized gain on investments	—	(0.01)	(0.02)	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.50)	(0.55)	(0.55)	(0.02)
Net Asset Value, End of Period	$10.23	$10.17	$10.16	$10.00	$10.05
Total Return[2]	2.71%	5.16%	7.22%	5.17%	0.68%
Ratios to Average Net Assets:
Net expenses	0.00%[3,4]	0.00%	0.00%	0.00%	0.00%[3]
Net investment income	4.23%[3]	4.62%	5.27%	5.56%	4.32%[3]
Expense waiver/reimbursement[5]	1.02%[3]	2.97%	2.96%	3.03%	394.30%[3,6]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,562	$25,000	$8,291	$10,079	$580
Portfolio turnover	7%	83%	133%	121%	0%
1	Reflects operations for the period from December 20, 2007 (date of initial public investment) to December 31, 2007.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	See Note 5.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,027.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). Federated Investment Management Company has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.
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2

Portfolio of Investments Summary Table (unaudited)

At June 30, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	101.5%
Non-Agency Mortgage-Backed Securities	2.5%
Cash Equivalents[3]	0.5%
Repurchase Agreements — Collateral[4]	16.3%
Other Assets and Liabilities — Net[5]	(20.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

June 30, 2011 (unaudited)

Shares			Value
		MUTUAL FUND – 100.2%
3,322,171	[1]	Federated Mortgage Core Portfolio	33,620,367
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $33,498,657)[2]	33,620,367
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[3]	(58,666)
		TOTAL NET ASSETS — 100%	$33,561,701
1	Affiliated holding.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.

See Notes which are an integral part of the Financial Statements

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4

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Total investments in an affiliated holding (Note 5) (identified cost $33,498,657)		$33,620,367
Receivable for investments sold		110,000
Receivable for shares sold		150,521
TOTAL ASSETS		33,880,888
Liabilities:
Payable for shares redeemed	$158,518
Bank overdraft	15,349
Income distribution payable	122,051
Payable for auditing fees	11,641
Accrued expenses	11,628
TOTAL LIABILITIES		319,187
Net assets for 3,281,707 shares outstanding		$33,561,701
Net Assets Consist of:
Paid-in capital		$33,508,301
Net unrealized appreciation of investments		121,710
Accumulated net realized loss on investments		(67,276)
Distributions in excess of net investment income		(1,034)
TOTAL NET ASSETS		$33,561,701
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$33,561,701 ÷ 3,281,707 shares outstanding, no par value, unlimited shares authorized		$10.23

See Notes which are an integral part of the Financial Statements

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5

Statement of Operations

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Dividends received from an affiliated holding (Note 5)			$595,777
Expenses:
Administrative fee (Note 5)		$74,384
Custodian fees		3,161
Transfer and dividend disbursing agent fees and expenses		7,661
Directors'/Trustees' fees		1,258
Auditing fees		11,666
Legal fees		3,235
Portfolio accounting fees		20,815
Share registration costs		11,879
Printing and postage		6,730
Insurance premiums		2,003
Miscellaneous		1,065
TOTAL EXPENSES		143,857
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(12,256)
Reimbursement of other operating expenses	(131,601)
TOTAL WAIVER AND REIMBURSEMENT		(143,857)
Net expenses			—
Net investment income			595,777
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding (Note 5)			(27,933)
Net change in unrealized depreciation of investments			208,901
Net realized and unrealized gain on investments			180,968
Change in net assets resulting from operations			$776,745

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$595,777	$465,495
Net realized gain (loss) on investments	(27,933)	21,966
Net change in unrealized appreciation/depreciation of investments	208,901	(226,898)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	776,745	260,563
Distributions to Shareholders:
Distributions from net investment income	(595,840)	(466,641)
Distributions from net realized gain on investments	—	(29,434)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(595,840)	(496,075)
Share Transactions:
Proceeds from sale of shares	10,898,885	25,217,579
Cost of shares redeemed	(2,517,846)	(8,273,804)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,381,039	16,943,775
Change in net assets	8,561,944	16,708,263
Net Assets:
Beginning of period	24,999,757	8,291,494
End of period (including distributions in excess of net investment income of $(1,034) and $(971), respectively)	$33,561,701	$24,999,757

See Notes which are an integral part of the Financial Statements

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7

Notes to Financial Statements

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return, by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Semi-Annual Shareholder Report

8

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	1,069,672	2,450,584
Shares redeemed	(247,180)	(807,306)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	822,492	1,643,278

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $33,498,657. The net unrealized appreciation of investments for federal tax purposes was $121,710. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $121,710.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2011, the Adviser reimbursed $131,601 of other operating expenses.

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9

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2011, FAS waived $12,256 of its fee. The net fee paid to FAS was 0.441% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the six months ended June 30, 2011, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving an affiliated holding during the six months ended June 30, 2011, were as follows:

Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2010	2,496,999
Purchases/Additions	1,033,793
Sales/Reductions	208,621
Balance of Shares Held 6/30/2011	3,322,171
Value	$33,620,367
Dividend Income	$595,777

The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recored by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 100.2% of its net assets at June 30, 2011. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.

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10

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$10,378,548
Sales	$2,104,176

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

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11

Financial Highlights – Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.06	$10.05	$9.89	$9.93	$9.88	$9.91
Income From Investment Operations:
Net investment income	0.17	0.44[1]	0.53	0.55	0.57	0.56
Net realized and unrealized gain (loss) on investments	0.10	0.06	0.16	(0.04)	0.05	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.50	0.69	0.51	0.62	0.53
Less Distributions:
Distributions from net investment income	(0.21)	(0.49)	(0.53)	(0.55)	(0.57)	(0.56)
Net Asset Value, End of Period	$10.12	$10.06	$10.05	$9.89	$9.93	$9.88
Total Return[2]	2.71%	5.04%	7.09%	5.28%	6.48%	5.49%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%	0.00%	0.00%[4]	0.02%	0.03%
Net investment income	3.41%[3]	4.37%	4.86%	5.22%	5.66%	5.55%
Expense waiver/reimbursement[5]	0.10%[3]	0.10%	0.10%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,284,567	$1,959,812	$2,034,884	$1,918,613	$1,879,760	$1,230,612
Portfolio turnover	138%	176%	156%	186%	285%	335%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	20%	60%	50%	43%	55%	109%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited) – Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,027.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited) – Federated Mortgage Core Portfolio

At June 30, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	101.3%
Non-Agency Mortgage-Backed Securities	2.5%
Cash Equivalents[2]	0.5%
Repurchase Agreements — Collateral[3]	16.3%
Other Assets and Liabilities — Net[4]	(20.6)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market funds and/or overnight repurchase agreements.
3	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments – Federated Mortgage Core Portfolio

June 30, 2011 (unaudited)

Principal Amount			Value
		Collateralized Mortgage Obligations – 7.2%
		Federal Home Loan Mortgage Corporation – 2.5%
$13,490,616	[1]	REMIC 3144 FB, 0.537%, 4/15/2036	13,423,615
7,189,635	[1]	REMIC 3160 FD, 0.517%, 5/15/2036	7,158,366
3,373,440	[1]	REMIC 3175 FE, 0.497%, 6/15/2036	3,355,957
16,525,863	[1]	REMIC 3179 FP, 0.567%, 7/15/2036	16,479,672
1,958,901	[1]	REMIC 3206 FE, 0.587%, 8/15/2036	1,953,890
9,542,001	[1]	REMIC 3260 PF, 0.487%, 1/15/2037	9,516,310
5,648,401	[1]	REMIC 3296 YF, 0.587%, 3/15/2037	5,601,034
		TOTAL	57,488,844
		Federal National Mortgage Association – 2.2%
1,445,830	[1]	REMIC 2005-63 FC, 0.436%, 10/25/2031	1,432,156
9,252,604	[1]	REMIC 2006-104 FY, 0.526%, 11/25/2036	9,217,194
12,277,920	[1]	REMIC 2006-115 EF, 0.546%, 12/25/2036	12,233,111
2,889,359	[1]	REMIC 2006-43 FL, 0.586%, 6/25/2036	2,882,781
5,142,444	[1]	REMIC 2006-58 FP, 0.486%, 7/25/2036	5,119,577
9,758,491	[1]	REMIC 2006-81 FB, 0.536%, 9/25/2036	9,729,864
9,349,489	[1]	REMIC 2006-85 PF, 0.566%, 9/25/2036	9,310,335
		TOTAL	49,925,018
		Non-Agency Mortgage – 2.5%
3,857,794		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	3,817,162
4,938,404		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	4,610,638
9,190,642		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	8,425,793
3,797,985		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	3,291,897
8,265,172		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	7,701,070
3,565,622		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	3,432,029
14,544,864		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	14,680,419
10,498,550		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	9,606,942
		TOTAL	55,565,950
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $165,476,807)	162,979,812
		Mortgage-Backed Securities – 96.6%
		Federal Home Loan Mortgage Corporation – 57.2%
10,000,000	[2]	3.500%, 7/1/2026	10,174,071
156,634,793	[2]	4.000%, 7/1/2025 - 7/1/2041	161,470,731
447,072,749	[2]	4.500%, 6/1/2019 - 7/1/2041	465,374,743
341,061,701	[2]	5.000%, 7/1/2019 - 6/1/2041	362,738,035
233,234,418		5.500%, 3/1/2021 - 12/1/2039	252,309,644
32,085,083		6.000%, 5/1/2014 - 4/1/2038	35,255,623
15,110,352		6.500%, 7/1/2014 - 4/1/2038	16,980,229
2,078,939		7.000%, 12/1/2011 - 9/1/2037	2,362,994
507,131		7.500%, 12/1/2022 - 5/1/2031	580,624
485,376		8.000%, 12/1/2029 - 3/1/2031	556,348
10,446		8.500%, 9/1/2025	12,026
4,246		9.000%, 5/1/2017	4,321
949		9.500%, 4/1/2021	1,113
		TOTAL	1,307,820,502
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Principal Amount			Value
		Federal National Mortgage Association – 31.2%
$12,749,144		3.500%, 12/1/2025 - 1/1/2026	12,988,998
53,421,940		4.000%, 12/1/2025 - 1/1/2041	53,820,060
146,620,184	[2]	4.500%, 12/1/2019 - 7/1/2041	151,823,064
158,839,166	[2]	5.000%, 5/1/2023 - 7/1/2041	169,119,568
143,058,324		5.500%, 9/1/2014 - 7/1/2038	155,287,715
125,467,361		6.000%, 12/1/2013 - 9/1/2039	137,974,659
20,204,461		6.500%, 8/1/2014 - 10/1/2038	22,832,923
7,668,580		7.000%, 3/1/2012 - 6/1/2037	8,694,248
653,295		7.500%, 11/1/2011 - 6/1/2033	748,961
190,409		8.000%, 7/1/2023 - 3/1/2031	217,921
6,501		9.000%, 11/1/2021 - 6/1/2025	7,290
		TOTAL	713,515,407
		Government National Mortgage Association – 8.2%
107,293,487	[2]	4.500%, 2/15/2039 - 7/15/2041	113,277,915
37,238,567		5.000%, 1/15/2039 - 8/20/2039	40,402,245
17,269,375		5.500%, 12/15/2038 - 2/15/2039	19,007,705
8,974,264		6.000%, 10/15/2028 - 3/15/2040	10,010,150
893,207		6.500%, 10/15/2028 - 2/15/2032	1,014,964
1,027,148		7.000%, 11/15/2027 - 12/15/2031	1,178,263
513,978		7.500%, 4/15/2029 - 1/15/2031	593,413
579,077		8.000%, 1/15/2022 - 11/15/2030	669,010
48,698		8.500%, 3/15/2022 - 9/15/2029	55,903
1,803		9.500%, 10/15/2020	2,093
125,603		12.000%, 4/15/2015 - 6/15/2015	141,543
		TOTAL	186,353,204
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,132,486,608)	2,207,689,113
		Repurchase Agreements – 16.8%
74,706,000	[1]	Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of these underlying securities was $5,285,257,156.	74,706,000
11,679,000	[3]	Interest in $40,000,000 joint repurchase agreement 0.09%, dated 6/20/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $40,003,000 on 7/20/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2040 and the market value of these underlying securities was $41,144,293.	11,679,000
171,779,000	[1,3]	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 6/13/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,012,917 on 7/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of these underlying securities was $1,536,627,308.	171,779,000
125,480,000	[1,3]	Interest in $227,765,000 joint repurchase agreement 0.10%, dated 6/16/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $227,785,878 on 7/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of these underlying securities was $233,255,903.	125,480,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	383,644,000
		TOTAL INVESTMENTS — 120.6% (IDENTIFIED COST $2,681,607,415)[4]	2,754,312,925
		OTHER ASSETS AND LIABILITIES - NET — (20.6)%[5]	(469,745,856)
		TOTAL NET ASSETS — 100%	$2,284,567,069

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1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	The cost of investments for federal tax purposes amounts to $2,669,112,911.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2011.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities – Federated Mortgage Core Portfolio

June 30, 2011 (unaudited)

Assets:
Short-term investments in securities, at value	$383,644,000
Long-term investments in securities, at value	2,370,668,925
Total investments in securities, at value (identified cost $2,681,607,415)		$2,754,312,925
Income receivable		8,071,569
Other receivables		268,284
TOTAL ASSETS		2,762,652,778
Liabilities:
Payable for investments purchased	$470,442,367
Payable for shares redeemed	110,000
Bank overdraft	192
Income distribution payable	7,482,545
Accrued expenses	50,605
TOTAL LIABILITIES		478,085,709
Net assets for 225,844,704 shares outstanding		$2,284,567,069
Net Assets Consist of:
Paid-in capital		$2,250,108,457
Net unrealized appreciation of investments		71,956,606
Accumulated net realized loss on investments		(28,673,639)
Distributions in excess of net investment income		(8,824,355)
TOTAL NET ASSETS		$2,284,567,069
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,284,567,069 ÷ 225,844,704 shares outstanding, no par value, unlimited shares authorized		$10.12

See Notes which are an integral part of the Financial Statements

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Statement of Operations – Federated Mortgage Core Portfolio

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest			$37,592,509
Expenses:
Administrative fee (Note 5)		$861,787
Custodian fees		48,021
Transfer and dividend disbursing agent fees and expenses		7,215
Directors'/Trustees' fees		7,294
Auditing fees		12,609
Legal fees		3,413
Portfolio accounting fees		109,009
Printing and postage		4,775
Insurance premiums		3,499
Miscellaneous		2,374
TOTAL EXPENSES		1,059,996
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(861,787)
Reimbursement of other operating expenses	(198,209)
TOTAL WAIVER AND REIMBURSEMENT		(1,059,996)
Net expenses			—
Net investment income			37,592,509
Realized and Unrealized Gain on Investments:
Net realized gain on investments			15,136,792
Net change in unrealized appreciation of investments			12,032,785
Net realized and unrealized gain on investments			27,169,577
Change in net assets resulting from operations			$64,762,086

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets – Federated Mortgage Core Portfolio

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,592,509	$74,657,588
Net realized gain on investments	15,136,792	8,793,513
Net change in unrealized appreciation/depreciation of investments	12,032,785	(2,346,838)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,762,086	81,104,263
Distributions to Shareholders:
Distributions from net investment income	(46,606,521)	(82,066,785)
Share Transactions:
Proceeds from sale of shares	446,240,994	656,774,935
Net asset value of shares issued to shareholders in payment of distributions declared	5,762,298	17,784,906
Cost of shares redeemed	(145,404,176)	(748,668,620)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	306,599,116	(74,108,779)
Change in net assets	324,754,681	(75,071,301)
Net Assets:
Beginning of period	1,959,812,388	2,034,883,689
End of period (including undistributed (distributions in excess of) net investment income of $(8,824,355) and $189,657, respectively)	$2,284,567,069	$1,959,812,388

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements – Federated Mortgage Core Portfolio

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains or Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	44,827,782	64,569,656
Shares issued to shareholders in payment of distributions declared	572,677	1,750,794
Shares redeemed	(14,448,010)	(73,987,780)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	30,952,449	(7,667,330)

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $2,669,112,911. The net unrealized appreciation of investments for federal tax purposes was $85,200,014. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $88,739,651 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,539,637.

At December 31, 2010, the Fund had a capital loss carryforward of $43,326,154 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$3,291,397
2014	$18,701,202
2015	$6,318,825
2017	$15,014,730

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2011, the Adviser voluntarily reimbursed $198,209 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2011, FAS waived its entire fee of $861,787.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Purchases	$14,950,000
Sales	$6,233,535

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2011

Federated Mortgage Strategy Portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report

25

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
28

Notes

29

Notes

30

Federated Mortgage Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421P407

38886 (8/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	August 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	August 23, 2011